Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,815,672	$ 1,945,391	$ 1,728,488
Voyage expenses	(314,633)	(423,677)	(409,617)
General and administrative expenses	79,228	81,444	96,555
Income from vessel operations	314,579	204,042	164,319
Interest expense	(225,647)	(279,059)	(254,126)
Interest income	8,342	7,804	8,525
Other loss	(18,062)	(14,475)	(2,013)
Net income (loss) before income taxes	99,970	(123,504)	(38,023)
Income tax recovery (expense)	8,988	25,482	19,724
Net loss attributable to the shareholders of Teekay Corporation	(82,933)	(310,577)	(79,237)
Teekay Parent
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	345
Voyage expenses	0	0	20
Vessel operating expenses	0	412	26
General and administrative expenses	16,659	19,463	23,799
Income from vessel operations	(16,659)	(19,875)	(23,460)
Interest expense	(37,674)	(46,243)	(60,166)
Interest income	267	1,561	2,839
Impairments of investments and advances (note 1)	(123,753)	(103,420)	(651,473)
Dividend Income, Operating	58,563	62,100	32,751
Other loss	20,572	(5,662)	(6,008)
Net income (loss) before income taxes	(98,684)	(111,539)	(705,517)
Income tax recovery (expense)	(790)	(7)	208
Net loss attributable to the shareholders of Teekay Corporation	$ (97,894)	$ (111,532)	$ (705,725)